Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum annual rental commitments under non-cancelable future operating lease commitments
Year Ending December 31,	Operating Leases
(in millions)
2015	$11
2016	12
2017	7
Total	$30